SIGNIFICANT ACCOUNTING POLICIES - Schedule of amortization of finite-lived intangible assets estimated useful lives (Detail)	Dec. 31, 2024
Software | Minimum
Finite lived intangible assets
Finite-lived intangible assets, Estimated useful lives	1 year
Software | Maximum
Finite lived intangible assets
Finite-lived intangible assets, Estimated useful lives	10 years
License | Minimum
Finite lived intangible assets
Finite-lived intangible assets, Estimated useful lives	3 years
License | Maximum
Finite lived intangible assets
Finite-lived intangible assets, Estimated useful lives	10 years